Net result from services and commissions (Tables)	12 Months Ended
Dec. 31, 2021
Net result from services and commissions
Schedule of net result from services and commissions

	2021	2020	2019

Income from Bank Fees	50,992	40,436	29,397
Card interchange fees	369,340	137,863	58,152
Revenues from services and commissions	63,223	50,663	18,870
Third Parties´ funds administration	42,182	13,335	9,137
Exchange brokerage and securities	7,052	8,842	8,334
Income from credit card	888	184	17
Management and structuring fees	2,523	1,900	2,296
Other services	6,369	3,921	4,254
Total revenues from services and commissions	542,569	257,145	130,457

Expenses from services and commissions
Services and commissions	(1,905)	(6,147)	(27,525)
Bank expenses	(98,392)	(65,464)	(29,102)

Total expenses from services and commissions	(100,297)	(71,611)	(56,627)

Total	442,272	185,534	73,830